Recent Accounting Pronouncements and Changes to Accounting Policies - Consolidated Statements of Income (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Administrative and marketing expenses	$ 2,286.1	$ 1,965.3	[1]
Income before income taxes	465.3	407.7	[1]
Deferred income taxes	(42.4)	(50.4)	[1]
Net income	$ 361.5	$ 316.5	[1]
Earnings per share, basic (in cad per share)	$ 3.17	$ 2.85	[1]
Earnings per share, diluted (in cad per share)	$ 3.17	$ 2.85	[1]
Previously stated
Disclosure of detailed information about financial instruments [line items]
Administrative and marketing expenses		$ 1,945.8
Income before income taxes		427.2
Deferred income taxes		(45.6)
Net income		$ 331.2
Earnings per share, basic (in cad per share)		$ 2.98
Earnings per share, diluted (in cad per share)		$ 2.98
Increase (Decrease)
Disclosure of detailed information about financial instruments [line items]
Administrative and marketing expenses		$ 19.5
Income before income taxes		(19.5)
Deferred income taxes		(4.8)
Net income		$ (14.7)
Earnings per share, basic (in cad per share)		$ (0.13)
Earnings per share, diluted (in cad per share)		$ (0.13)

[1]	Revised for change in accounting policy (see Note 6.c)